Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of the Total Future Lease Payments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 466,661	¥ 403,757
Less - Interest expense	(45,733)	(42,866)
Present value of lease payment, total	420,928	360,891
Current liabilities	56,136	47,120
Non-current liabilities	364,792	313,771
Present value of lease payment, total	420,928	360,891
Within 1 year [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	61,735	52,983
Between 1 and 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	146,452	130,917
Later than 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 258,474	¥ 219,857